Short-Term Borrowings	12 Months Ended
Dec. 31, 2021
Short-Term Borrowings [Abstract]
Short-term borrowings
12.	Short-term borrowings

	Annual Interest Rate	Maturity (Months)	As of December 31, 2020	As of December 31, 2021
Short-term borrowings:
China CITIC Bank	4.98%-5.00%	September, 2021	14,900,000	—
China CITIC Bank	4.70%	March,2022	—	27,000,000
Bank of Ningbo	4.80%-5.22%	October, 2021	9,995,606	—
Bank of Ningbo	4.80%	December, 2022	—	50,000,000
Total			24,895,606	77,000,000

The weighted average interest rate per annum for the Group’s bank loans was 5.32%, 5.01% and 4.82% respectively for the years ended December 31, 2019, 2020 and 2021. The Group’s bank loans were secured by the pledge of Group’s buildings and land use rights plus personal guarantees provided by related parties. As of December 31, 2020 and 2021, the total net book amounts of pledged assets were RMB 52,440,671 and RMB 51,115,983, respectively (Note 7 and 8), and the total guaranteed amounts provided by related parties were RMB 70,000,000 and RMB 70,000,000 respectively. The effective period of guarantees provided by related parties was within the period from July 29, 2020 to July 29, 2023.

The fair values of personal guarantee provided by the related parties for the Company’s loan were not significant as of December 31, 2020 and 2021 respectively.